Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2023
Inventories, Net [Abstract]
Schedule of inventories
	As of March 31,
	2023	2022

Raw materials	$243,222	$604,850
Finished goods	446,866	584,747
Provision for inventory	(158,834)	(172,070)
Total inventories, net	$531,254	$1,017,527